Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000255862
Shareholder Report [Line Items]
Fund Name	Grant Park Dynamic Allocation Fund
Class Name	Class A Shares
Trading Symbol	GPKAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-855-501-4758
Additional Information Website	https://www.grantparkfunds.com/funds/dynamic-allocation-fund
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$47	1.83%Footnote Reference*

* Annualized

  Had the Fund been open the full reporting period, expenses would be higher.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	1.83%
AssetsNet	$ 24,369,608
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$24,369,608
Number of Portfolio Holdings	5
Advisory Fee (net of waivers)	$0
Portfolio Turnover	18%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	20.6%
Money Market Funds	79.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	9.8%
Commodity	4.3%
Equity	14.3%
Money Market Funds	71.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard FTSE Developed Markets ETF	7.9%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	4.4%
Vanguard Real Estate ETF	3.8%
Vanguard FTSE Emerging Markets ETF	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000255863
Shareholder Report [Line Items]
Fund Name	Grant Park Dynamic Allocation Fund
Class Name	Class I Shares
Trading Symbol	GPKIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-855-501-4758
Additional Information Website	https://www.grantparkfunds.com/funds/dynamic-allocation-fund
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$41	1.58%Footnote Reference*

* Annualized

  Had the Fund been open the full reporting period, expenses would be higher.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	1.58%
AssetsNet	$ 24,369,608
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$24,369,608
Number of Portfolio Holdings	5
Advisory Fee (net of waivers)	$0
Portfolio Turnover	18%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	20.6%
Money Market Funds	79.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	9.8%
Commodity	4.3%
Equity	14.3%
Money Market Funds	71.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard FTSE Developed Markets ETF	7.9%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	4.4%
Vanguard Real Estate ETF	3.8%
Vanguard FTSE Emerging Markets ETF	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000134834
Shareholder Report [Line Items]
Fund Name	Grant Park Multi Alternative Strategies Fund
Class Name	Class A Shares
Trading Symbol	GPAAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-855-501-4758
Additional Information Website	https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$86	1.75%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.75%
AssetsNet	$ 324,276,756
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 2,076,832
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$324,276,756
Number of Portfolio Holdings	35
Advisory Fee	$2,076,832
Portfolio Turnover	13%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Bonds & Notes	42.0%
Exchange-Traded Funds	19.3%
Money Market Funds	29.0%
U.S. Government & Agencies	9.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.7%
CMO	0.6%
Fixed Income	1.1%
Technology	1.5%
Commodity	5.9%
U.S. Treasury Obligations	9.1%
Equity	11.2%
Financials	18.6%
Agency	18.9%
Money Market Funds	27.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Federal Home Loan Banks, 1.500%, 02/25/28	4.3%
Federal Home Loan Banks, 1.500%, 07/21/26	4.2%
iShares Gold Trust	3.9%
Federal National Mortgage Association, 0.850%, 06/30/26	3.9%
United States Treasury Bill, 3.760%, 04/08/25	3.1%
United States Treasury Bill, 4.210%, 09/11/25	3.0%
United States Treasury Bill, 4.090%, 10/30/25	3.0%
Federal Home Loan Banks, 1.750%, 06/30/26	3.0%
Federal Home Loan Mortgage Corporation, 0.700%, 08/19/26	2.9%
Federal Home Loan Banks, 1.375%, 06/30/27	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000134835
Shareholder Report [Line Items]
Fund Name	Grant Park Multi Alternative Strategies Fund
Class Name	Class C Shares
Trading Symbol	GPACX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-855-501-4758
Additional Information Website	https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$123	2.50%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	2.50%
AssetsNet	$ 324,276,756
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 2,076,832
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$324,276,756
Number of Portfolio Holdings	35
Advisory Fee	$2,076,832
Portfolio Turnover	13%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Bonds & Notes	42.0%
Exchange-Traded Funds	19.3%
Money Market Funds	29.0%
U.S. Government & Agencies	9.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.7%
CMO	0.6%
Fixed Income	1.1%
Technology	1.5%
Commodity	5.9%
U.S. Treasury Obligations	9.1%
Equity	11.2%
Financials	18.6%
Agency	18.9%
Money Market Funds	27.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Federal Home Loan Banks, 1.500%, 02/25/28	4.3%
Federal Home Loan Banks, 1.500%, 07/21/26	4.2%
iShares Gold Trust	3.9%
Federal National Mortgage Association, 0.850%, 06/30/26	3.9%
United States Treasury Bill, 3.760%, 04/08/25	3.1%
United States Treasury Bill, 4.210%, 09/11/25	3.0%
United States Treasury Bill, 4.090%, 10/30/25	3.0%
Federal Home Loan Banks, 1.750%, 06/30/26	3.0%
Federal Home Loan Mortgage Corporation, 0.700%, 08/19/26	2.9%
Federal Home Loan Banks, 1.375%, 06/30/27	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000134836
Shareholder Report [Line Items]
Fund Name	Grant Park Multi Alternative Strategies Fund
Class Name	Class I Shares
Trading Symbol	GPAIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-855-501-4758
Additional Information Website	https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$74	1.50%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.50%
AssetsNet	$ 324,276,756
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 2,076,832
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$324,276,756
Number of Portfolio Holdings	35
Advisory Fee	$2,076,832
Portfolio Turnover	13%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Bonds & Notes	42.0%
Exchange-Traded Funds	19.3%
Money Market Funds	29.0%
U.S. Government & Agencies	9.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.7%
CMO	0.6%
Fixed Income	1.1%
Technology	1.5%
Commodity	5.9%
U.S. Treasury Obligations	9.1%
Equity	11.2%
Financials	18.6%
Agency	18.9%
Money Market Funds	27.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Federal Home Loan Banks, 1.500%, 02/25/28	4.3%
Federal Home Loan Banks, 1.500%, 07/21/26	4.2%
iShares Gold Trust	3.9%
Federal National Mortgage Association, 0.850%, 06/30/26	3.9%
United States Treasury Bill, 3.760%, 04/08/25	3.1%
United States Treasury Bill, 4.210%, 09/11/25	3.0%
United States Treasury Bill, 4.090%, 10/30/25	3.0%
Federal Home Loan Banks, 1.750%, 06/30/26	3.0%
Federal Home Loan Mortgage Corporation, 0.700%, 08/19/26	2.9%
Federal Home Loan Banks, 1.375%, 06/30/27	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000134837
Shareholder Report [Line Items]
Fund Name	Grant Park Multi Alternative Strategies Fund
Class Name	Class N Shares
Trading Symbol	GPANX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-855-501-4758
Additional Information Website	https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N Shares	$86	1.75%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.75%
AssetsNet	$ 324,276,756
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 2,076,832
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$324,276,756
Number of Portfolio Holdings	35
Advisory Fee	$2,076,832
Portfolio Turnover	13%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Bonds & Notes	42.0%
Exchange-Traded Funds	19.3%
Money Market Funds	29.0%
U.S. Government & Agencies	9.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.7%
CMO	0.6%
Fixed Income	1.1%
Technology	1.5%
Commodity	5.9%
U.S. Treasury Obligations	9.1%
Equity	11.2%
Financials	18.6%
Agency	18.9%
Money Market Funds	27.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Federal Home Loan Banks, 1.500%, 02/25/28	4.3%
Federal Home Loan Banks, 1.500%, 07/21/26	4.2%
iShares Gold Trust	3.9%
Federal National Mortgage Association, 0.850%, 06/30/26	3.9%
United States Treasury Bill, 3.760%, 04/08/25	3.1%
United States Treasury Bill, 4.210%, 09/11/25	3.0%
United States Treasury Bill, 4.090%, 10/30/25	3.0%
Federal Home Loan Banks, 1.750%, 06/30/26	3.0%
Federal Home Loan Mortgage Corporation, 0.700%, 08/19/26	2.9%
Federal Home Loan Banks, 1.375%, 06/30/27	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.